Financial instruments and risk management (Details Narrative) - USD ($)	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Allowance for doubtful accounts	$ 1,084,305	$ 874,438
One customer [member]
IfrsStatementLineItems [Line Items]
Accounts receivable credit risk, percent	13.00%	13.00%
Revenue credit risk, percent	60.00%
Three customer [member]
IfrsStatementLineItems [Line Items]
Revenue credit risk, percent		50.00%